SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION [Abstract]
Reconciliation of Non-current Assets by Geographical Location
	2018 US$000	2017 US$000

United States of America	65,616	30,112
	65,616	30,112